Consolidated Balance Sheets (Parenthetical) - CAD shares in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Issued (shares)	401.5	281.6
Outstanding (shares)	401.5	281.6
Commitments and contingencies (Note 33 and 34)